Consolidated statement of income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Revenue from transaction activities and other services	R$ 3,376,068	R$ 2,267,103	R$ 1,224,261
Revenue from sales	174,226	374,612	471,924
Financial income	2,030,511	1,414,532	818,624
Other financial income	126,404	278,445	8,576
Total revenue and financial income	5,707,209	4,334,692	2,523,385
Cost of sales and services	(2,762,087)	(2,144,699)	(1,324,380)
Selling expenses	(565,170)	(351,439)	(245,759)
Administrative expenses	(427,366)	(581,668)	(153,177)
Financial expenses	(38,138)	(31,209)	(104,544)
Other expenses, net	(1,909)	(8,054)	(12,021)
Operating profit before income taxes	1,912,539	1,217,623	683,504
Current income tax and social contribution	(24,471)	(180,884)	(214,988)
Deferred income tax and social contribution	(521,043)	(126,331)	10,278
Income tax and social contribution	(545,514)	(307,215)	(204,710)
Net income for the period	1,367,025	910,408	478,794
Attributable to:
Equity holders of the parent	1,365,597	909,267	478,781
Non-controlling interests	1,428	1,141	13
Net income for the period	R$ 1,367,025	R$ 910,408	R$ 478,794
Basic earnings per share attributable to equity holders of the parent—R$	R$ 4.1613	R$ 2.8625	R$ 1.8254
Diluted earnings per share attributable to equity holders of the parent—R$	R$ 4.1475	R$ 2.8582	R$ 1.8254